TAXES ON INCOME (Schedule of Pre-tax Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Domestic	$ (3,792)	$ (6,556)	$ (2,372)
Foreign	1,345	219	(5,292)
Pre-tax income (loss)	$ (2,447)	$ (6,337)	$ (7,664)